Account Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accrued Liabilities [Line Items]
Lease liabilities (note 22)	$ 1,140.7	$ 1,452.1
Payables related to cost of sales	580.9	625.7
Salaries and employee benefit liabilities	568.2	485.0
Deferred gift card, hospitality and other revenue	477.7	396.4
Amounts withheld and accrued taxes	353.9	454.4
Pension and post retirement liabilities (note 21)	253.9	351.9
Income taxes payable	175.0	64.5
Administrative and other	1,435.1	1,166.1
Accounts payable and accrued liabilities	4,985.4	4,996.1
Current	2,715.9	2,689.3
Non-current	2,269.5	2,306.8
Insurance and reinsurance companies.
Accounts Payable And Accrued Liabilities [Line Items]
Lease liabilities (note 22)	384.2	456.8
Salaries and employee benefit liabilities	482.6	394.4
Deferred gift card, hospitality and other revenue	453.9	367.3
Amounts withheld and accrued taxes	35.4	21.1
Pension and post retirement liabilities (note 21)	237.4	325.3
Income taxes payable	163.8	42.8
Administrative and other	1,150.9	822.0
Accounts payable and accrued liabilities	2,908.2	2,429.7
Current	1,538.7	1,274.7
Non-current	1,369.5	1,155.0
Non-insurance companies.
Accounts Payable And Accrued Liabilities [Line Items]
Lease liabilities (note 22)	756.5	995.3
Payables related to cost of sales	580.9	625.7
Salaries and employee benefit liabilities	85.6	90.6
Deferred gift card, hospitality and other revenue	23.8	29.1
Amounts withheld and accrued taxes	318.5	433.3
Pension and post retirement liabilities (note 21)	16.5	26.6
Income taxes payable	11.2	21.7
Administrative and other	284.2	344.1
Accounts payable and accrued liabilities	2,077.2	2,566.4
Current	1,177.2	1,414.6
Non-current	$ 900.0	$ 1,151.8